OTHER OPERATING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income (expenses), net [Abstract]
Results of sundry assets	$ 1,363	$ 258	$ 1,895
Provision for legal claims and other matters	0	1,997	7,625
Recovery of provision related to the ICMS action of unconstitutionality	380,075	0	0
Other operating income	20,093	19,408	4,136
Other operating income	401,531	21,663	13,656
Reversal of the asset in connection with the ICMS provision	(194,065)	0	0
Provision for legal claims and other matters	(623)	0	0
Other operating expense	(194,688)	0	0
Other operating income (expenses), net	$ 206,843	$ 21,663	$ 13,656